Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Beginning balance	¥ 724
Charge for the year (Note 7)	(25)	¥ (26)	¥ (12)
Ending balance	653	724
Cost [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	940	392
Transfer from property, plant and equipment (Note 17)	35	474
Transfer from right-of-use assets (Note 19(b))	13	0
Transfer from intangible asset	0	98
Transfer to property, plant and equipment (Note 17)	(101)	(24)
Transfer to right-of-use assets (Note 19(b))	(4)	0
Ending balance	883	940	392
Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	216	90
Transfer from property, plant and equipment (Note 17)	12	88
Transfer from right-of-use assets (Note 19(b))	3	0
Transfer from intangible asset	0	18
Transfer to property, plant and equipment (Note 17)	(25)	(6)
Transfer to right-of-use assets (Note 19(b))	(1)
Charge for the year (Note 7)	25	26
Ending balance	¥ 230	¥ 216	¥ 90